Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000050687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	13.83%	10.91%	9.94%
C000166010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.47%	11.49%	10.51%
C000050686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	12.17%	10.26%	9.45%
C000050685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	8.02%	9.90%	9.52%
C000050684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.45%	11.46%	10.49%
C000050742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.56%	6.15%	6.67%
C000050743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.49%	4.67%	5.74%
C000050744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	7.45%	5.02%	5.67%
C000166011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.65%	6.18%	6.70%
C000050745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	9.05%	5.62%	6.14%
C000050788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	5.98%	2.65%	3.67%
C000166012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.79%	3.33%	4.35%
C000050787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.60%	2.20%	3.37%
C000050786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	0.74%	1.85%	3.42%
C000050785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.67%	3.29%	4.32%
C000050829 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	12.18%	8.77%	8.57%
C000050830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.89%	7.24%	7.62%
C000050831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.98%	7.61%	7.55%
C000166013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	12.21%	8.79%	8.58%
C000050832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	11.55%	8.19%	7.99%
Without Sales Load [Member] | C000050686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	13.17%	10.26%	9.45%
Without Sales Load [Member] | C000050685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	14.01%	11.09%	10.11%
Without Sales Load [Member] | C000050743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.23%	5.80%	6.31%
Without Sales Load [Member] | C000050744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	8.45%	5.02%	5.67%
Without Sales Load [Member] | C000050787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.60%	2.20%	3.37%
Without Sales Load [Member] | C000050786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.32%	2.95%	3.98%
Without Sales Load [Member] | C000050830 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.76%	8.41%	8.20%
Without Sales Load [Member] | C000050831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.98%	7.61%	7.55%
MSCI All Country World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	17.27%	13.54%	11.91%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	2.26%
MSCI ACWI Index Net 56 MSCI USA Index 24 Bloomberg U S Universal Index 20 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)
Average Annual Return, Percent	14.73%	11.47%	10.90%
MSCI ACWI Index Net 28 MSCI USA Index 12 Bloomberg U S Universal Index 60 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)
Average Annual Return, Percent	9.05%	5.76%	6.68%
MSCI ACWI Index Net 14 MSCI USA Index 6 Bloomberg U S Universal Index 80 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)
Average Annual Return, Percent	6.22%	2.91%	4.49%
MSCI ACWI Index Net 42 MSCI USA Index 18 Bloomberg U S Universal Index 40 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)
Average Annual Return, Percent	11.89%	8.62%	8.82%